United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/22

Date of Reporting Period: 10/31/22

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2022

Share Class | Ticker	A | FMUAX	B | FMNBX	C | FMUCX
	F | FMUFX	Institutional | FMUIX

Federated Hermes Muni and Stock Advantage Fund
Fund Established 2003

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2021 through October 31, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
The Fund’s primary investment objective is to provide tax-advantaged income with a secondary objective of capital appreciation.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Muni and Stock Advantage Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2022, was -12.29% for Class A Shares, -12.95% for Class B Shares, -12.96% for Class C Shares, -12.29% for Class F Shares and -12.07% for Institutional Shares. The -12.07% total return for the Institutional Shares for the reporting period consisted of -13.70% in depreciation of net asset value of the Fund’s shares and 1.63% in reinvested dividends. The total return of the Fund’s custom blended index (60% S&P Municipal Bond Index (S&P Muni Index) and 40% Russell 1000® Value Index (R1000V))1 (“Blended Index”) was -9.31% for the same period. The total return of the Morningstar Allocation Funds Average–30% to 50% Equity (M30-50),2 a peer group average for the Fund, was -14.73% during the same period. The Fund’s and the M30-50’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the R1000V or S&P Muni Index.
During the reporting period, the Fund’s investment strategy focused on income earning investments, specifically high-quality, qualified dividend income stocks3 and intermediate and long-term, tax-exempt securities4 to achieve the Fund’s primary tax-advantaged income objective and secondary capital appreciation objective. The most significant factors that affected the Fund’s performance during the reporting period were: (a) the Fund’s allocation between stocks and tax-exempt securities; (b) the selection of equity securities of similar issuers (referred to as sectors) and the selection of individual equity securities; (c) the selection of tax-exempt municipal securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities), different credit characteristics or different structural attributes; and (d) the effective duration,5 credit quality and sector allocation of the Fund’s tax-exempt securities in the portfolio.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the Blended Index.
Annual Shareholder Report

MARKET OVERVIEW
Equity markets had a strong finish in 2021 in part due to better than expected earnings and a Christmas rally. This positive momentum was short-lived as a new Covid-19 strain, Omicron, slowed consumer spending, and Russia’s invasion of Ukraine disrupted the markets at the beginning of 2022. During the next two quarters, concerns over inflation, slowing economic growth, continued geopolitical tensions, and a quickened pace of the Federal Reserve’s (the “Fed”) rate hikes that could potentially lead the economy into a recession, resulted in further market volatility and negative returns across most asset classes. For the reporting period, value stocks outperformed growth stocks; and large value stocks were the best performing equity style. The S&P 5006 returned -14.61% and the R1000V returned -7.00% for the reporting period. Strong performance in Energy dominated relatively weaker performance in Communication Services across the S&P 500 sectors during the reporting period.
The emergence of the highest U.S. inflation in over 40 years drove Treasury and Municipal yields sharply higher during the reporting period. The Fed had incorrectly dismissed the rising inflation to transitory factors during much of 2021, keeping its policy rates near zero to support the ongoing expansion of the U.S. economy. While the U.S. economy expanded slowly and the unemployment rate declined from 4.6% to 3.7% over the reporting period, the rate of inflation increased rapidly. The year-over-year change in the U.S. Consumer Price Index rose from an elevated 6.2% in October 2021 to a 41-year peak of 9.1% in June 2022. In response, the Fed rapidly refocused on its price stability mandate, tightening monetary policy by raising the upper bound of the federal funds target range from 0.25%, where it stood for the first half of the reporting period, to 3.25% by October 2022. The yield on the 10-year U.S. Treasury ended the reporting period at 4.05%, up 250 basis points (“bps”). Municipal yields increased sharply as well, with 2-, 5-, 10- and 30-year AAA municipal yields from Bloomberg Evaluation Services increasing 297 bps, 263 bps, 218 bps and 240 bps, respectively, over the period.
The sharp increase in municipal bond yields depressed prices and produced negative total returns for municipal bond portfolios. Municipal mutual funds experienced heavy net redemptions as investors reacted to the losses. Municipal credit spreads, the yield advantage on mid- and low-quality bonds relative to high-quality bonds, widened during the second half of the period amid concerns that the inflation shock and the Fed’s rapid monetary tightening will precipitate a recession within the coming year. Widening credit spreads increased losses on mid- and lower-quality bonds relative to higher-quality bonds.
Annual Shareholder Report

PORTFOLIO ALLOCATION
During the reporting period, the Fund’s portfolio was allocated between qualified dividend income stocks and tax-exempt securities to reflect the Fund’s primary investment objective of tax-advantaged income7 and its secondary objective of capital appreciation. The factors used in the allocation decision during the reporting period were: (1) maintenance of at least 50% exposure to tax-exempt municipal securities in order to comply with Internal Revenue Service rules governing the payment of tax-exempt dividends from the tax-exempt securities’ portion of the Fund’s portfolio; (2) the Fund’s ability to pay and maintain an attractive level of dividends; and (3) the expected relative total return of tax-exempt securities and stocks. The allocation at the end of the reporting period was 55.6% tax-exempt municipal bonds, 38% stocks and 6.4% tax-exempt cash equivalents. During the reporting period, the Fund used various types of derivative instruments,8 including equity options and fixed-income futures, to hedge against volatile market conditions. Fixed-income futures detracted -0.11% from the Fund’s performance, and equity options added 0.09% to the Fund’s performance for the reporting period. The Fund’s average overweight position to equities relative to the R1000V benchmark weight over the reporting period contributed to Fund performance during the reporting period.
SECTOR AND SECURITY SELECTION–EQUITY STOCKS
The return of the equity component of the Fund’s portfolio underperformed the R1000V during the reporting period. The Fund’s negative performance from stock selection was not fully offset by positive performance from sector allocation. An overweight position in Energy and not having an allocation to real estate investment trusts, as the dividends are not qualified, were the main drivers of the positive sector performance relative to the R1000V. During the reporting period, security selection negatively impacted Fund performance relative to the R1000V. Stock selection in Communication Services, Consumer Discretionary and Industrials had a negative impact on the Fund’s performance while stock selection in the Financials, Information Technology and Energy sectors had a positive impact on performance. Within Communication Services, security selection in Media & Entertainment was the largest detractor from performance, and within Consumer Discretionary, security selection in Retail was the largest detractor.
SECURITY SELECTION–TAX-EXEMPT MUNICIPAL BONDS
During the reporting period, the bond portfolio’s strategies were to: (1) invest in tax-exempt municipal bonds whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals; (2) maintain exposure to intermediate and long-term tax-exempt municipal bonds to capture the income advantages of such securities relative to tax-exempt municipal bonds with shorter maturities; (3) maintain a significant weighting in low investment-grade9 and
Annual Shareholder Report

noninvestment-grade bonds (or equivalents), given their income advantages; and (4) adjust portfolio duration (or sensitivity to interest rates) and yield curve exposures in an effort to enhance bond portfolio total return as market interest rates fluctuate.10
Individual security selection detracted from performance relative to the S&P Muni Index as the bond portfolio’s relative total return was weaker than could be explained by duration, yield curve, sector allocation and credit quality characteristics. For example, significant weightings in bonds with 4% coupons contributed to a negative relative return. Lower coupon bonds faced more risk of pricing below par and of extending duration as yields increased compared to higher coupon bonds.
DURATION–TAX-EXEMPT MUNICIPAL BONDS
Overall, duration detracted from the bond portfolio’s performance relative to the S&P Muni Index, while yield curve11 positioning was a partial offsetting positive contribution. During the 12-month reporting period, the duration of the Fund’s tax-exempt municipal bond portfolio averaged about 6.0 years, which was longer than the duration of the S&P Muni Index, which averaged about 5.5 years. This longer duration reflected the bond portfolio’s focus on intermediate and long-term securities consistent with the Fund’s primary income objective.
credit QUALITY–TAX-EXEMPT MUNICIPAL BONDS
The allocation of the bond portfolio across the credit quality spectrum detracted from the return relative to the S&P Muni Index. The bond portfolio’s allocation across the credit quality spectrum, specifically overweight to mid- and lower-quality securities and underweight to high-quality securities drove the underperformance. The fund’s strategic allocation to A-rated, BBB-rated and below-investment-grade securities relative to the S&P Muni Index carries a yield advantage and helps support the Fund’s primary income objective.
Sector allocation–TAX-EXEMPT MUNICIPAL BONDS
The bond portfolio’s sector allocation had a modest net negative impact on relative performance. Underweight allocations to Tax-Supported debt and overweight allocations to Transportation bonds relative to the S&P Muni Index had a positive impact. However, overweight positions to underperforming Health Care and underweight positions to Housing bonds had a negative impact.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P Muni Index and R1000V.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the Morningstar peer group.
3
There are no guarantees that dividend paying stocks will continue to pay dividends.
Annual Shareholder Report
4

The Fund is not entirely a “tax-exempt” or “municipal” fund. Although a portion of the dividends paid by the Fund will consist of exempt-interest dividends that are exempt from regular federal income tax, some distributions will be subject to federal income tax. Additionally, most distributions will be subject to applicable state and local personal income tax.
5
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
6
The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
7
Fund income may be subject to state and local taxes. Although this Fund pursues tax-advantaged income and seeks to invest primarily in securities whose interest is not subject to the federal alternative minimum tax, there are no assurances that it will achieve these goals.
8
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
9
Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund’s Adviser believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard & Poor’s, Moody’s Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of AA or better are considered to be high credit quality; credit ratings of A are considered high or medium/good quality; and credit ratings of BBB are considered to be medium/good credit quality, and the lowest category of investment-grade securities; credit ratings of BB and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of CCC or below are noninvestment-grade securities that have high default risk. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher rated securities and increased possibilities of default.
10
Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
11
The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Muni and Stock Advantage Fund2 (the “Fund”) from October 31, 2012 to October 31, 2022, compared to the S&P Municipal Bond Index (S&P Muni Index),3 the Russell 1000® Value Index (R1000V),4 the custom blend of indexes comprised of 60% S&P Muni Index/40% R1000V (“Blended Index”) and the Morningstar Allocation Funds Average–30% to 50% Equity (M30-50).5 The Average Annual Total Return Table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2022

◾ Total returns shown for Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
◾ Total returns shown for the Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2022
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-17.12%	1.54%	3.67%
Class B Shares	-17.57%	1.59%	3.64%
Class C Shares	-13.80%	1.93%	3.64%
Class F Shares	-13.98%	2.50%	4.15%
Institutional Shares	-12.07%	2.96%	4.53%
S&P Muni Index	-11.36%	0.50%	1.77%
R1000V	-7.00%	7.21%	10.30%
Blended Index	-9.31%	3.53%	5.38%
M30-50	-14.73%	2.08%	3.92%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date; for Class F Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900), and the contingent deferred sales charge is 1.00% on any redemption less than four years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Muni Index, R1000V, Blended Index and the M30-50 have been adjusted to reflect reinvestment of dividends on securities in the indices and average.
2
As indicated in its name, Federated Hermes Muni and Stock Advantage Fund invests in both municipal (muni) securities and equity securities (stock) as described in the Fund’s prospectus. Thus, the Fund is not entirely a “tax-exempt” or “municipal” fund, and a portion of the income derived from the Fund’s portfolio (or dividend distributions) will be subject to federal income tax and state and local personal income tax.
Annual Shareholder Report

3
The S&P Muni Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. It tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from “AAA” to non-rated, including defaulted bonds–from all sectors of the municipal bond market. The index is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4
The R1000V measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The R1000V is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment and is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
5
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Tax-Exempt, Fixed-Income Securities	54.8%
Equity Securities	38.0%
Cash Equivalents[2]	6.1%
Exchange-Traded Fund	0.8%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100%
At October 31, 2022, the Fund’s sector composition4 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Health Care	20.3%
Financials	15.7%
Information Technology	13.1%
Energy	9.3%
Industrials	8.8%
Utilities	8.4%
Communication Services	7.9%
Consumer Staples	7.4%
Consumer Discretionary	6.7%
Materials	2.4%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
Cash equivalents include any investments in tax-exempt, variable rate instruments.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

At October 31, 2022, the Fund’s sector composition1 for its tax-exempt securities was as follows:
Sector Composition	Percentage of Tax-Exempt Securities
General Obligation—State	11.8%
Dedicated Tax	10.8%
Hospital	10.6%
General Obligation—Local	9.0%
Water & Sewer	8.2%
Tollroad	5.9%
General Obligation—State Appropriation	5.7%
Refunded	5.5%
Public Power	4.9%
Higher Education	4.8%
Other[2]	22.8%
TOTAL	100%
1
Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2
For purposes of this table, sector classifications constitute 77.2% of the Fund’s total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments
October 31, 2022
Shares or Principal Amount			Value
		MUNICIPAL BONDS—54.8%
		Alabama—0.5%
$5,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 2.890% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	$4,667,478
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	1,880,260
		TOTAL	6,547,738
		Arizona—1.2%
2,000,000		Arizona Board of Regents (University of Arizona), System Revenue and Refunding Bonds (Series 2021A), 5.000%, 6/1/2040	2,109,676
1,225,000		Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	1,227,739
1,500,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	1,203,012
4,250,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revolving Loan Fund Revenue Bonds (Series 2022A), 5.000%, 11/1/2047	4,227,770
2,300,000		Maricopa County, AZ, IDA (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), (Arizona Public School Credit Enhancement Program GTD), 5.000%, 7/1/2048	2,283,922
665,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	625,987
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	2,989,856
2,000,000	[2]	Pima County, AZ Industrial Development Authority (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	1,976,143
		TOTAL	16,644,105
		California—3.2%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	1,983,604
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	196,979
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	$192,482
500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	497,003
1,500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,421,550
1,135,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,049,790
935,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), (United States Treasury PRF 11/1/2024@100), 5.000%, 11/1/2039	968,482
65,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), (United States Treasury PRF 11/1/2024@100), 5.000%, 11/1/2039	67,328
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	3,724,079
2,000,000		California State, School Facilities UT GO Bonds, 5.000%, 11/1/2031	2,033,463
1,565,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,634,857
1,125,000	[2]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	906,735
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	2,985,066
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, (United States Treasury PRF 9/1/2023@100), 5.000%, 9/1/2032	507,740
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), (United States Treasury PRF 1/15/2024@100), 5.750%, 1/15/2046	3,091,974
3,025,000		Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), (United States Treasury PRF 6/1/2025@100), 5.000%, 6/1/2040	3,156,793
2,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Senior Revenue Green Bonds (Series 2022I), 5.000%, 5/15/2048	2,058,804
2,055,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2052	2,119,794
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,635,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	$1,762,326
4,670,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	5,318,493
400,000	Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Second Lien Refunding Bonds (Series 2021C), 4.000%, 6/1/2047	327,234
385,000	Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Senior Lien Refunding Bonds (Series 2021B-1), 4.000%, 6/1/2046	320,730
3,570,000	San Diego, CA Public Facilities Authority (San Diego, CA Wastewater System), Subordinated Sewer Revenue Bonds (Series 2022A), 5.000%, 5/15/2052	3,742,646
2,420,000	San Francisco, CA Bay Area Rapid Transit District, Sales Tax Revenue Bonds (Series 2022D-1), 5.250%, 8/1/2047	2,592,390
2,440,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,566,396
	TOTAL	45,226,738
	Colorado—2.5%
1,000,000	Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2048	858,583
1,000,000	Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2047	861,113
1,500,000	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,502,667
250,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	216,436
1,750,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	1,521,330
1,200,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	1,218,717
3,750,000	Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2044	3,821,680
5,170,000	Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.000%, 11/15/2044	5,247,107
2,815,000	Colorado State Health Facilities Authority Revenue (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2019A), 4.000%, 11/15/2043	2,444,322
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Colorado—continued
$2,475,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), (Original Issue Yield: 5.050%), 5.000%, 11/15/2043	$2,449,092
1,500,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2022B), 5.250%, 11/15/2053	1,547,912
7,080,000	Denver, CO City & County, UT GO Bonds (Series 2022A), 5.000%, 8/1/2039	7,631,854
5,000,000	University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2032	5,052,971
	TOTAL	34,373,784
	Connecticut—0.6%
3,000,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,186,945
1,500,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.250%, 7/1/2042	1,602,782
3,380,000	Connecticut State, UT GO Bonds (Series 2020A), 4.000%, 1/15/2038	3,155,022
900,000	Connecticut State, UT GO Bonds (Series 2020C), 4.000%, 6/1/2036	854,934
	TOTAL	8,799,683
	Delaware—0.1%
2,000,000	Delaware Economic Development Authority (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	1,831,430
	District of Columbia—1.3%
1,140,000	District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,003,310
1,435,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,367,709
1,000,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	843,557
500,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	440,514
525,000	District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	534,132
5,375,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2022A), 5.000%, 7/1/2035	5,886,532
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$6,090,000		District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	$6,316,745
2,300,000		District of Columbia, UT GO Bonds (Series 2021D), 4.000%, 2/1/2046	2,073,546
		TOTAL	18,466,045
		Florida—2.7%
3,000,000		Brevard County, FL Health Facilities Authority (Health First, Inc.), Hospital Revenue Bonds (Series 2022A), 5.000%, 4/1/2042	2,946,936
4,465,000		Broward County, FL (Broward County, FL Convention Center Hotel), First Tier Revenue Bonds (Series 2022), (Broward County, FL GTD), 4.000%, 1/1/2051	3,946,965
5,000,000		Broward County, FL (Broward County, FL Tourist Development Tax Special Revenue), Convention Center Expansion Project Revenue Bonds (Series 2021), 4.000%, 9/1/2047	4,231,613
4,300,000	[2,3,4]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	2,752,000
1,055,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2052	880,788
1,400,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), (United States Treasury PRF 10/1/2023@100), 5.750%, 10/1/2030	1,430,781
1,600,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), (United States Treasury PRF 10/1/2023@100), 5.750%, 10/1/2032	1,635,179
620,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 4.000%, 10/1/2041	535,624
5,000,000		Miami-Dade County, FL School District, UT GO School Bonds (Series 2022A), (Build America Mutual Assurance INS), 5.000%, 3/15/2038	5,299,380
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2021), 4.000%, 10/1/2051	3,312,220
2,500,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	2,629,083
750,000		St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2046	525,274
7,535,000		Tampa, FL (Tampa, FL Water and Wastewater Systems), Water and Wastewater Revenue Bonds (Series 2022A), 5.000%, 10/1/2047	7,952,456
		TOTAL	38,078,299
		Georgia—2.0%
4,000,000		Atlanta, GA (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022A), 5.000%, 7/1/2047	4,105,538
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$6,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	$6,102,599
2,500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.000%, 11/1/2032	2,642,704
3,000,000	Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2040	3,180,073
4,000,000	Fulton County, GA Development Authority (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	3,931,156
2,500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,380,827
665,000	Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel First Tier Revenue Bonds (Series 2021A), 4.000%, 1/1/2054	499,163
350,000	Georgia Ports Authority, Revenue Bonds (Series 2022), 4.000%, 7/1/2052	294,299
1,000,000	Georgia Ports Authority, Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,051,456
4,000,000	Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	3,728,922
	TOTAL	27,916,737
	Idaho—0.2%
2,000,000	Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.250%, 10/1/2039	1,500,186
2,020,000	Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	1,371,940
	TOTAL	2,872,126
	Illinois—4.6%
1,000,000	Chicago, IL (Chicago, IL Sales Tax), Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2027	1,033,084
1,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2038	910,683
1,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2039	906,215
625,000	Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	542,938
2,500,000	Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021A) Green Bonds, 4.000%, 12/1/2046	2,120,736
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2036	2,002,617
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	$2,005,509
305,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	303,086
2,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	1,941,774
1,335,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 5.000%, 12/1/2045	1,275,540
5,000,000	Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	5,071,781
1,000,000	Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2029	1,072,411
750,000	Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2033	789,841
414,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	385,629
2,855,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	1,870,839
1,500,000	Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,509,323
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.000%, 1/1/2039	2,017,999
2,335,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2021A), 4.000%, 1/1/2046	1,961,339
4,320,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,325,666
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	1,457,892
2,880,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	2,899,670
3,500,000	Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	3,230,496
1,500,000	Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	1,199,478
4,000,000	Illinois State, UT GO Bonds (Series 2021B), 4.000%, 12/1/2038	3,320,079
6,920,000	Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	6,925,906
4,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,028,070
540,000	Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	433,692
4,400,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	3,994,869
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$2,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Refunding Bonds (Series 2022A), 4.000%, 12/15/2047	$1,539,098
3,750,000	Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	3,713,490
	TOTAL	64,789,750
	Indiana—1.3%
3,735,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2022A), 5.500%, 1/1/2053	3,953,982
2,750,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2034	2,785,691
1,250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,288,616
4,000,000	Indiana State Finance Authority (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2039	4,069,717
5,000,000	Indiana State Finance Authority (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2047	5,173,270
765,000	Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	785,668
	TOTAL	18,056,944
	Iowa—0.3%
553,330	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 5.400%, 11/15/2046	572,841
3,570,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, 12/1/2050	3,083,628
	TOTAL	3,656,469
	Kansas—0.4%
5,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	5,063,437
	Kentucky—0.6%
2,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,524,669
1,925,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Refunding Bonds (Series 2021B), (Assured Guaranty Municipal Corp. INS), 4.000%, 7/1/2053	1,630,304
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$5,565,000	[1]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 3.244% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	$5,010,917
		TOTAL	8,165,890
		Louisiana—0.1%
1,450,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011) TOBs, 5.850%, Mandatory Tender 6/1/2025	1,478,019
		Maryland—1.7%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	6,402,221
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	277,509
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	558,526
5,000,000		Maryland State, UT GO State and Local Facilities Loan (First Series 2022A), 5.000%, 6/1/2032	5,612,875
10,000,000		Montgomery County, MD, UT GO Consolidated Public Improvement Bonds (2016A), 4.000%, 12/1/2030	10,080,225
600,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	605,224
		TOTAL	23,536,580
		Massachusetts—1.9%
5,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.250%, 10/1/2052	5,283,088
5,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	4,938,355
2,500,000		Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2022), 5.000%, 10/1/2044	2,550,443
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	5,118,849
5,000,000		Massachusetts State Transportation Fund Revenue, Rail Enhancement Program (Series 2022B), 5.000%, 6/1/2052	5,175,286
2,720,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.000%, 8/1/2030	2,898,361
		TOTAL	25,964,382
		Michigan—1.2%
970,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	970,768
2,980,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Water Supply System Revenue Senior Lien Bonds (Series 2022A), 5.250%, 7/1/2052	3,033,112
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,250,000		Michigan State Finance Authority Revenue (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2038	$1,299,709
1,875,000	[1]	Michigan State Finance Authority Revenue (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 2.990% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	1,859,230
4,000,000		Michigan State Finance Authority Revenue (Detroit, MI Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	3,853,183
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	2,534,839
1,150,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	1,162,338
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	2,700,002
		TOTAL	17,413,181
		Minnesota—1.1%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	901,021
1,540,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	1,479,606
5,000,000	[1]	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds (Series 2022B) FRNs, (Royal Bank of Canada GTD), 3.044% (SOFR x 0.67 +1.000%), Mandatory Tender 12/1/2027	4,722,772
8,000,000		Minnesota State, Various Purpose Refunding UT GO Bonds (Series 2016D), 5.000%, 8/1/2025	8,362,887
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2040	612,159
		TOTAL	16,078,445
		Missouri—0.5%
4,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	2,647,732
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds, 5.000%, 1/1/2044	2,473,432
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—continued
$1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2042	$1,250,184
		TOTAL	6,371,348
		New Hampshire—0.0%
1,000,000	[2,3,4]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	390,000
		New Jersey—3.1%
1,800,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	1,812,159
4,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	3,963,158
70,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	73,547
1,245,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	1,248,823
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2033	1,013,495
2,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	2,415,158
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,024,051
5,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	5,033,307
750,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022BB), 4.000%, 6/15/2046	611,319
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	2,014,887
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	4,092,375
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	4,072,228
3,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2022B), 5.250%, 1/1/2052	3,641,221
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,500,000		South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	$1,181,186
4,900,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2036	4,943,311
1,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	1,452,638
5,485,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	5,036,568
		TOTAL	43,629,431
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,193,046
		New York—4.8%
1,605,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 20114B), 5.250%, 11/15/2044	1,554,077
3,305,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.000%, 11/15/2042	3,117,752
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.250%, 11/15/2039	990,326
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,353,860
1,400,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	1,429,362
2,375,000		New York City, NY Educational Construction Fund, Revenue Bonds (Series 2021B), 5.000%, 4/1/2037	2,464,687
1,600,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2021B-1), 4.000%, 8/1/2048	1,357,626
2,100,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.000%, 8/1/2036	2,145,843
300,000		New York City, NY, GO Bonds (Series 2021 F-1), 4.000%, 3/1/2047	257,838
8,000,000		New York City, NY, UT GO Bonds (Series 2018B-1), 5.000%, 10/1/2039	8,179,740
1,500,000		New York City, NY, UT GO Bonds (Series 2023B-B1), 5.250%, 10/1/2047	1,567,500
2,500,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,188,227
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$7,280,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2021E), 4.000%, 3/15/2039	$6,644,182
4,500,000	New York State Dormitory Authority (New York State Section 99-b Intercept Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS), 5.000%, 10/1/2034	4,779,140
1,500,000	New York State Power Authority (New York State Power Authority Transmission Project), Green Transmission Project Revenue Bonds (Series 2022A), (Assured Guaranty Municipal Corp. INS), 4.000%, 11/15/2052	1,255,324
1,010,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2020N), 5.000%, 1/1/2040	1,035,551
5,000,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2045	4,264,722
5,000,000	New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.000%, 3/15/2027	5,335,583
4,475,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	3,666,955
5,335,000	Port Authority of New York and New Jersey, Revenue Bonds (194th Series), 5.000%, 10/15/2041	5,493,797
3,000,000	TFA State/School Building Aid (New York City, NY Transitional Finance Authority), Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,176,428
1,730,000	Triborough Bridge & Tunnel Authority, NY (MTA Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Bonds (Series 2021C-3), 4.000%, 5/15/2051	1,451,275
5,000,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2022A), 4.000%, 11/15/2052	4,059,312
	TOTAL	67,769,107
	North Carolina—1.1%
1,250,000	Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,264,692
5,000,000	Charlotte, NC Airport (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2022A), 5.000%, 7/1/2052	4,101,370
1,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,553,961
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—continued
$4,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Appropriation Revenue Refunding Bonds (Series 2018A), 4.000%, 1/1/2034	$3,959,142
4,545,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019B) FRNs, 2.694% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	4,468,143
		TOTAL	15,347,308
		Ohio—1.9%
2,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2040	1,764,459
4,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 4.000%, 8/1/2047	3,356,251
2,320,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2042	2,336,949
3,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	2,646,592
3,900,000		Franklin County, OH (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017), 4.000%, 12/1/2046	3,257,389
1,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	836,407
2,060,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	2,025,974
1,430,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	1,502,261
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,110,018
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), (Original Issue Yield: 5.050%), (United States Treasury PRF 2/15/2023@100), 5.000%, 2/15/2048	3,518,465
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2030	1,207,176
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2039	1,528,500
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2035	959,066
		TOTAL	26,049,507
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—0.1%
$1,250,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	$1,230,832
		Oregon—0.4%
5,000,000		Oregon State, UT GO State Project Bonds (Series 2017C), 5.000%, 6/1/2034	5,269,306
		Pennsylvania—2.8%
2,870,000	[1]	Allegheny County, PA Hospital Development Authority (UPMC Health System), Revenue Bonds (Series 2017D-2) FRNs, 2.940% (SIFMA 7-day +0.700%), Mandatory Tender 5/15/2027	2,790,618
4,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2022), 5.750%, 6/1/2047	4,356,602
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,031,981
5,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	5,253,209
550,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	569,360
130,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	134,576
675,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	675,228
1,000,000		Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2029	1,040,240
5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2047	5,052,045
4,150,000		Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	3,469,974
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,376,502
1,000,000		Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Refunding Bonds (Series 2022B), 4.000%, 5/1/2041	871,796
1,290,000		Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	1,300,372
3,030,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	2,473,380
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$5,000,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.000%, 9/1/2045	$4,888,087
2,250,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2047	2,261,521
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,989,729
415,000	Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	423,304
	TOTAL	39,958,524
	Puerto Rico—1.0%
5,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 3.450%, 7/1/2046	1,082,773
12,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	10,289,857
3,340,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	2,757,736
	TOTAL	14,130,366
	Rhode Island—0.7%
5,000,000	Rhode Island State Health and Educational Building Corp. (Brown University), Higher Education Facilities Revenue Bonds (Series 2022A), 5.000%, 9/1/2033	5,559,654
4,500,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,212,561
	TOTAL	9,772,215
	South Carolina—0.5%
6,250,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	5,932,187
1,500,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 4.000%, 12/1/2042	1,274,745
	TOTAL	7,206,932
	South Dakota—0.1%
1,000,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), (United States Treasury COL), 5.000%, 6/1/2023	1,010,017
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—1.0%
$6,105,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.000%, 7/1/2040	$5,126,867
5,000,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	5,369,516
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2023	1,285,556
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), (United States Treasury PRF 11/1/2022@100), 5.000%, 11/1/2029	2,000,000
		TOTAL	13,781,939
		Texas—4.5%
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2021B), 4.000%, 1/1/2051	1,571,642
3,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2021D), 4.000%, 1/1/2044	2,469,913
1,080,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2033	1,096,290
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	500,091
3,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	2,939,324
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.000%, 7/15/2040	3,068,947
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), (United States Treasury PRF 10/1/2023@100), 5.000%, 10/1/2031	1,016,198
1,200,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	994,386
764,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2021C), 4.000%, 9/1/2044	573,430
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	5,089,886
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	1,617,935
2,750,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 3.090% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,699,763
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$2,000,000	Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	$2,032,171
990,000	Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	1,002,823
660,000	Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	668,549
315,000	Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	319,080
1,513,745	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	668,195
325,000	New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2024@102), 5.000%, 11/15/2036	340,906
900,000	New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2024@102), 5.000%, 11/15/2046	944,048
650,000	New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	525,798
915,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	924,135
3,000,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	3,039,731
335,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	295,602
835,000	Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), (United States Treasury PRF 11/15/2024@100), 7.500%, 11/15/2034	900,138
3,000,000	San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,124,172
750,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2027	787,405
3,570,000	San Antonio, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2052	3,711,496
1,610,000	San Antonio, TX Public Facilities Corp. (San Antonio, TX), Convention Center Facilities Lease Revenue Refunding and Improvement Bonds (Series 2022), 5.000%, 9/15/2033	1,729,551
Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$1,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Hospital Revenue Bonds (Series 2022), 4.000%, 10/1/2042	$878,928
1,990,000	Tarrant County, TX, Limited Tax Bonds (Series 2022), 5.000%, 7/15/2033	2,175,268
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,065,407
720,000	Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	656,760
5,000,000	Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	4,875,249
1,500,000	Texas Water Development Board, State Water Implementation Revenue Fund for Texas Revenue Bonds (Series 2022), 5.000%, 10/15/2047	1,556,309
5,000,000	University of Texas System (The Board of Regents of)—Permanent University Fund, General Revenue Bonds (Series 2022A), 5.000%, 7/1/2042	5,325,087
	TOTAL	63,184,613
	Utah—0.4%
3,990,000	Intermountain Power Agency, Power Supply Revenue Bonds (Series 2022A), 5.000%, 7/1/2045	4,173,095
1,755,000	Utah State Board of Higher Education (University of Utah), General Revenue Bonds (Series 2022B), 5.000%, 8/1/2037	1,890,070
	TOTAL	6,063,165
	Virgin Islands—0.1%
1,960,000	Matching Fund Special Purpose Securitization Corporation, VI, Matching Fund Securitization Bonds (Series 2022A), 5.000%, 10/1/2039	1,926,112
	Virginia—1.5%
1,805,000	Fairfax County, VA Water Authority, Water Revenue Bonds (Series 2021), 4.000%, 4/1/2050	1,600,050
4,900,000	University of Virginia (The Rectors and Visitors of), General Revenue Pledge Refunding Bonds (Series 2018B), 4.000%, 8/1/2048	4,414,655
7,385,000	Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	7,948,459
5,000,000	Virginia Commonwealth Transportation Board (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2026	5,274,273
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$2,500,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2049	$2,077,610
		TOTAL	21,315,047
		Washington—1.8%
1,745,000		Seattle, WA (Seattle, WA Water System), Water System Improvement and Refunding Revenue Bonds (Series 2022), 5.000%, 9/1/2044	1,837,408
3,465,000		Seattle, WA Municipal Light & Power, Improvement Revenue Bonds (Series 2018A), 4.000%, 1/1/2031	3,530,408
1,460,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,177,398
1,500,000	[2]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,363,487
2,000,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	2,002,933
2,510,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	1,803,143
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	7,331,556
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	1,905,708
4,000,000		Washington State, UT GO Various Purpose Bonds (Series 2023A), 5.000%, 8/1/2043	4,210,541
		TOTAL	25,162,582
		Wisconsin—0.8%
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,486,081
4,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	4,003,864
5,185,000	[1]	Wisconsin State, UT GO Bonds (Series 2022A) FRNs, 2.800% (SIFMA 7-day +0.420%), 5/1/2025	5,106,624
		TOTAL	11,596,569
		Wyoming—0.0%
200,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Refunding Bonds (Series 2021), 4.000%, 5/1/2037	179,548
Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wyoming—continued
$225,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Refunding Bonds (Series 2021), 4.000%, 5/1/2038	$200,004
		TOTAL	379,552
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $831,762,125)	768,697,300
		COMMON STOCKS—38.0%
		Communication Services—3.0%
142,800	[3]	Alphabet, Inc., Class A	13,496,028
518,218		AT&T, Inc.	9,447,114
160,975		Comcast Corp., Class A	5,109,346
13,577	[3]	Meta Platforms, Inc.	1,264,833
4,468	[3]	Netflix, Inc.	1,304,120
209,908		Verizon Communications, Inc.	7,844,262
35,081	[3]	Walt Disney Co.	3,737,530
		TOTAL	42,203,233
		Consumer Discretionary—2.5%
91,360	[3]	Amazon.com, Inc.	9,358,919
30,766	[3]	Aptiv PLC	2,801,860
206,787		General Motors Co.	8,116,390
37,202		McDonald’s Corp.	10,143,497
16,629		Target Corp.	2,731,313
32,714		TJX Cos., Inc.	2,358,679
		TOTAL	35,510,658
		Consumer Staples—2.8%
9,748		Constellation Brands, Inc., Class A	2,408,536
7,031		Costco Wholesale Corp.	3,526,046
10,670		Estee Lauder Cos., Inc., Class A	2,139,228
66,040		Kraft Heinz Co./The	2,540,559
62,148		Philip Morris International, Inc.	5,708,294
29,769		Procter & Gamble Co.	4,008,991
130,253		The Coca-Cola Co.	7,795,642
81,044		WalMart, Inc.	11,534,993
		TOTAL	39,662,289
		Energy—3.5%
66,363		Chevron Corp.	12,005,067
70,527		ConocoPhillips	8,892,749
153,518		Exxon Mobil Corp.	17,011,330
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
14,969		Pioneer Natural Resources, Inc.	$3,838,201
70,822		Schlumberger Ltd.	3,684,869
34,427		Valero Energy Corp.	4,322,310
		TOTAL	49,754,526
		Financials—6.0%
55,760		Allstate Corp.	7,039,700
87,872		American International Group, Inc.	5,008,704
378,471		Bank of America Corp.	13,640,095
27,907		Chubb Ltd.	5,996,935
75,161		Fifth Third Bancorp	2,682,496
13,169		Goldman Sachs Group, Inc.	4,536,852
103,803		Hartford Financial Services Group, Inc.	7,516,375
87,537		JPMorgan Chase & Co.	11,019,157
24,898		LPL Financial Holdings, Inc.	6,365,174
78,149		Raymond James Financial, Inc.	9,232,523
229,819		Wells Fargo & Co.	10,569,376
		TOTAL	83,607,387
		Health Care—7.7%
29,654		Abbott Laboratories	2,933,967
80,395	[3]	Avantor, Inc.	1,621,567
6,545		Becton Dickinson & Co.	1,544,424
34,485		Danaher Corp.	8,678,840
24,068		Eli Lilly & Co.	8,714,782
69,881		Gilead Sciences, Inc.	5,482,863
56,417	[3]	Horizon Therapeutics PLC	3,515,907
104,592		Johnson & Johnson	18,195,870
20,599		McKesson Corp.	8,020,633
16,972		Medtronic PLC	1,482,335
119,372		Merck & Co., Inc.	12,080,446
224,714		Pfizer, Inc.	10,460,437
40,475	[3]	Tenet Healthcare Corp.	1,795,471
11,687		Thermo Fisher Scientific, Inc.	6,006,767
23,066		UnitedHealth Group, Inc.	12,805,090
43,019		Zimmer Biomet Holdings, Inc.	4,876,204
		TOTAL	108,215,603
		Industrials—3.4%
15,055		Eaton Corp. PLC	2,259,304
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
50,738		Honeywell International, Inc.	$10,351,567
70,787		Jacobs Solutions, Inc.	8,156,078
26,901		Johnson Controls International PLC	1,555,954
28,749		L3Harris Technologies Inc.	7,085,766
26,922		Stanley Black & Decker Inc.	2,113,108
51,975		TransUnion	3,080,558
19,243		Union Pacific Corp.	3,793,565
11,502	[3]	United Rentals, Inc.	3,631,296
32,534		Waste Management, Inc.	5,152,410
		TOTAL	47,179,606
		Information Technology—5.0%
17,176		Analog Devices, Inc.	2,449,641
125,834		Apple, Inc.	19,295,385
9,805		Broadcom, Inc.	4,609,527
61,020		Cisco Systems, Inc.	2,772,139
27,250		Fidelity National Information Services, Inc.	2,261,477
47,319		Microchip Technology, Inc.	2,921,475
78,944		Microsoft Corp.	18,325,271
23,421		Motorola Solutions, Inc.	5,848,458
11,642		NVIDIA Corp.	1,571,321
29,457	[3]	PayPal Holdings, Inc.	2,462,016
19,778	[3]	Salesforce, Inc.	3,215,705
19,693		Visa, Inc., Class A	4,079,602
		TOTAL	69,812,017
		Materials—0.9%
12,287		Crown Holdings, Inc.	842,765
66,453		Freeport-McMoRan, Inc.	2,105,895
13,120		Linde PLC	3,901,232
89,824	[3]	MP Materials Corp.	2,698,313
19,478		Vulcan Materials Co.	3,188,549
		TOTAL	12,736,754
		Utilities—3.2%
71,374		American Electric Power Co., Inc.	6,275,202
28,750		American Water Works Co., Inc.	4,178,525
389,992		CenterPoint Energy, Inc.	11,157,671
74,700		Dominion Energy, Inc.	5,226,759
154,834		NextEra Energy, Inc.	11,999,635
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
93,837		Southern Co.	$6,144,447
		TOTAL	44,982,239
		TOTAL COMMON STOCKS (IDENTIFIED COST $414,427,367)	533,664,312
	[1]	SHORT-TERM MUNICIPALS—6.1%
		Alabama—2.0%
$7,060,000		Columbia, AL IDB PCRBs (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.720%, 11/1/2022	7,060,000
4,460,000		Columbia, AL IDB PCRBs (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.720%, 11/1/2022	4,460,000
500,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.720%, 11/1/2022	500,000
14,100,000		Mobile, AL IDB (Alabama Power Co.), (Second Series 2009) Daily VRDNs, 1.700%, 11/1/2022	14,100,000
2,000,000		Wilsonville, AL IDB (Alabama Power Co.), (Series D) (Gaston Plant) Daily VRDNs, 1.740%, 11/1/2022	2,000,000
		TOTAL	28,120,000
		Florida—0.6%
550,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 1.620%, 11/1/2022	550,000
7,100,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 1.740%, 11/1/2022	7,100,000
		TOTAL	7,650,000
		Michigan—2.1%
1,550,000		Green Lake Township, MI (Interlochen Center) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 1.640%, 11/1/2022	1,550,000
4,220,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 1.740%, 11/1/2022	4,220,000
23,550,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 1.590%, 11/1/2022	23,550,000
		TOTAL	29,320,000
		New York—0.2%
2,100,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.600%, 11/1/2022	2,100,000
100,000		New York City, NY Municipal Water Finance Authority, Fiscal 2012 (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.610%, 11/1/2022	100,000
Annual Shareholder Report

Shares or Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$1,000,000		New York City, NY, Fiscal 2018 (Subseries B-4) Daily VRDNs, (Barclays Bank plc LIQ), 1.600%, 11/1/2022	$1,000,000
		TOTAL	3,200,000
		Ohio—0.6%
1,720,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 1.620%, 11/1/2022	1,720,000
1,100,000		Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), (Series 2008B) Weekly VRDNs, 2.160%, 11/3/2022	1,100,000
5,770,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 1.590%, 11/1/2022	5,770,000
		TOTAL	8,590,000
		Pennsylvania—0.4%
5,495,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 1.730%, 11/1/2022	5,495,000
200,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.710%, 11/1/2022	200,000
		TOTAL	5,695,000
		Texas—0.1%
1,000,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2020B) Daily VRDNs, 1.640%, 11/1/2022	1,000,000
		Utah—0.0%
200,000		Murray City, Utah Hospital Revenue (Intermountain Healthcare), (Series 2005B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.640%, 11/1/2022	200,000
		Virginia—0.1%
1,500,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 1.620%, 11/1/2022	1,500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $85,275,000)	85,275,000
		EXCHANGE-TRADED FUND—0.8%
117,947		iShares National Muni Bond ETF (IDENTIFIED COST $12,002,287)	11,972,800
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,343,466,779)[5]	1,399,609,412
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	3,603,606
		TOTAL NET ASSETS—100%	$1,403,213,018
Annual Shareholder Report

At October 31, 2022, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2022, these restricted securities amounted to $20,014,190, which represented 1.4% of total net assets.
3
Non-income-producing security.
4
Security in default.
5
The cost of investments for federal tax purposes amounts to $1,345,550,714.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$508,465,917	$—	$—	$508,465,917
International	25,198,395	—	—	25,198,395
Debt Securities:
Municipal Bonds	—	768,697,300	—	768,697,300
Short-Term Municipals	—	85,275,000	—	85,275,000
Exchange-Traded Fund	11,972,800	—	—	11,972,800
TOTAL SECURITIES	$545,637,112	$853,972,300	$—	$1,399,609,412
Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
EDA	—Economic Development Authority
ETF	—Exchange-Traded Fund
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.09	$13.02	$12.98	$13.08	$13.36
Income From Investment Operations:
Net investment income	0.27[1]	0.32[1]	0.31[1]	0.30	0.29
Net realized and unrealized gain (loss)	(2.06)	2.07	0.04	0.56	(0.28)
TOTAL FROM INVESTMENT OPERATIONS	(1.79)	2.39	0.35	0.86	0.01
Less Distributions:
Distributions from net investment income	(0.28)	(0.32)	(0.31)	(0.30)	(0.29)
Distributions from net realized gain	(0.36)	—	—	(0.66)	—
TOTAL DISTRIBUTIONS	(0.64)	(0.32)	(0.31)	(0.96)	(0.29)
Net Asset Value, End of Period	$12.66	$15.09	$13.02	$12.98	$13.08
Total Return[2]	(12.29)%	18.46%	2.73%	6.99%	0.04%
Ratios to Average Net Assets:
Net expenses[3]	1.00%	1.00%	1.00%[4]	1.00%[4]	1.00%[4]
Net investment income	1.99%	2.18%	2.40%	2.34%	2.19%
Expense waiver/reimbursement[5]	0.07%	0.07%	0.07%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$617,694	$722,618	$577,400	$610,305	$638,891
Portfolio turnover[6]	67%	48%	68%	50%	87%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the years ended October 31, 2020, 2019 and 2018, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.09	$13.01	$12.97	$13.07	$13.35
Income From Investment Operations:
Net investment income	0.17[1]	0.21[1]	0.22[1]	0.21	0.21
Net realized and unrealized gain (loss)	(2.07)	2.08	0.03	0.55	(0.30)
TOTAL FROM INVESTMENT OPERATIONS	(1.90)	2.29	0.25	0.76	(0.09)
Less Distributions:
Distributions from net investment income	(0.17)	(0.21)	(0.21)	(0.20)	(0.19)
Distributions from net realized gain	(0.36)	—	—	(0.66)	—
TOTAL DISTRIBUTIONS	(0.53)	(0.21)	(0.21)	(0.86)	(0.19)
Net Asset Value, End of Period	$12.66	$15.09	$13.01	$12.97	$13.07
Total Return[2]	(12.95)%	17.66%	1.95%	6.20%	(0.71)%
Ratios to Average Net Assets:
Net expenses[3]	1.75%	1.75%	1.75%[4]	1.75%[4]	1.75%[4]
Net investment income	1.20%	1.43%	1.70%	1.59%	1.45%
Expense waiver/reimbursement[5]	0.07%	0.07%	0.07%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,610	$7,857	$9,822	$16,302	$19,816
Portfolio turnover[6]	67%	48%	68%	50%	87%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.75% for the years ended October 31, 2020, 2019 and 2018, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.08	$13.01	$12.97	$13.07	$13.35
Income From Investment Operations:
Net investment income	0.17[1]	0.21[1]	0.21[1]	0.20	0.20
Net realized and unrealized gain (loss)	(2.07)	2.07	0.04	0.56	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	(1.90)	2.28	0.25	0.76	(0.09)
Less Distributions:
Distributions from net investment income	(0.17)	(0.21)	(0.21)	(0.20)	(0.19)
Distributions from net realized gain	(0.36)	—	—	(0.66)	—
TOTAL DISTRIBUTIONS	(0.53)	(0.21)	(0.21)	(0.86)	(0.19)
Net Asset Value, End of Period	$12.65	$15.08	$13.01	$12.97	$13.07
Total Return[2]	(12.96)%	17.59%	1.96%	6.20%	(0.71)%
Ratios to Average Net Assets:
Net expenses[3]	1.75%	1.75%	1.75%[4]	1.75%[4]	1.75%[4]
Net investment income	1.22%	1.43%	1.66%	1.59%	1.45%
Expense waiver/reimbursement[5]	0.07%	0.07%	0.07%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$138,985	$204,272	$212,844	$260,572	$299,803
Portfolio turnover[6]	67%	48%	68%	50%	87%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.75% for the years ended October 31, 2020, 2019 and 2018, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.09	$13.02	$12.98	$13.08	$13.36
Income From Investment Operations:
Net investment income	0.27[1]	0.32[1]	0.31[1]	0.30	0.30
Net realized and unrealized gain (loss)	(2.06)	2.07	0.04	0.56	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	(1.79)	2.39	0.35	0.86	0.01
Less Distributions:
Distributions from net investment income	(0.28)	(0.32)	(0.31)	(0.30)	(0.29)
Distributions from net realized gain	(0.36)	—	—	(0.66)	—
TOTAL DISTRIBUTIONS	(0.64)	(0.32)	(0.31)	(0.96)	(0.29)
Net Asset Value, End of Period	$12.66	$15.09	$13.02	$12.98	$13.08
Total Return[2]	(12.29)%	18.46%	2.73%	6.99%	0.04%
Ratios to Average Net Assets:
Net expenses[3]	1.00%	1.00%	1.00%[4]	1.00%[4]	1.00%[4]
Net investment income	1.98%	2.18%	2.40%	2.34%	2.19%
Expense waiver/reimbursement[5]	0.07%	0.07%	0.07%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$215,557	$269,042	$238,543	$253,897	$252,291
Portfolio turnover[6]	67%	48%	68%	50%	87%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the years ended October 31, 2020, 2019 and 2018, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.09	$13.02	$12.98	$13.08	$13.36
Income From Investment Operations:
Net investment income	0.31[1]	0.35[1]	0.34[1]	0.33	0.33
Net realized and unrealized gain (loss)	(2.07)	2.08	0.04	0.56	(0.28)
TOTAL FROM INVESTMENT OPERATIONS	(1.76)	2.43	0.38	0.89	0.05
Less Distributions:
Distributions from net investment income	(0.31)	(0.36)	(0.34)	(0.33)	(0.33)
Distributions from net realized gain	(0.36)	—	—	(0.66)	—
TOTAL DISTRIBUTIONS	(0.67)	(0.36)	(0.34)	(0.99)	(0.33)
Net Asset Value, End of Period	$12.66	$15.09	$13.02	$12.98	$13.08
Total Return[2]	(12.07)%	18.75%	2.99%	7.27%	0.29%
Ratios to Average Net Assets:
Net expenses[3]	0.75%	0.75%	0.75%[4]	0.75%[4]	0.75%[4]
Net investment income	2.24%	2.43%	2.66%	2.59%	2.44%
Expense waiver/reimbursement[5]	0.07%	0.07%	0.07%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$427,368	$485,428	$367,771	$408,096	$430,621
Portfolio turnover[6]	67%	48%	68%	50%	87%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.75% for the years ended October 31, 2020, 2019 and 2018, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2022

Assets:
Investment in securities, at value (identified cost $1,343,466,779)		$1,399,609,412
Cash		140,405
Income receivable		13,327,433
Receivable for investments sold		9,992,620
Receivable for shares sold		787,752
Due from broker		2,000
TOTAL ASSETS		1,423,859,622
Liabilities:
Payable for investments purchased	$18,047,365
Payable for shares redeemed	1,765,411
Payable to bank	116,806
Payable for other service fees (Notes 2 and 5)	300,434
Payable for distribution services fee (Note 5)	91,319
Payable for investment adviser fee (Note 5)	21,813
Payable for administrative fee (Note 5)	2,108
Accrued expenses (Note 5)	301,348
TOTAL LIABILITIES		20,646,604
Net assets for 110,835,055 shares outstanding		$1,403,213,018
Net Assets Consists of:
Paid-in capital		$1,361,698,196
Total distributable earnings		41,514,822
TOTAL NET ASSETS		$1,403,213,018
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($617,693,643 ÷ 48,779,681 shares outstanding), no par value, unlimited shares authorized	$12.66
Offering price per share (100/94.50 of $12.66)	$13.40
Redemption proceeds per share	$12.66
Class B Shares:
Net asset value per share ($3,610,085 ÷ 285,143 shares outstanding), no par value, unlimited shares authorized	$12.66
Offering price per share	$12.66
Redemption proceeds per share (94.50/100 of $12.66)	$11.96
Class C Shares:
Net asset value per share ($138,984,515 ÷ 10,986,133 shares outstanding), no par value, unlimited shares authorized	$12.65
Offering price per share	$12.65
Redemption proceeds per share (99.00/100 of $12.65)	$12.52
Class F Shares:
Net asset value per share ($215,556,587 ÷ 17,023,584 shares outstanding), no par value, unlimited shares authorized	$12.66
Offering price per share (100/99.00 of $12.66)	$12.79
Redemption proceeds per share (99.00/100 of $12.66)	$12.53
Institutional Shares:
Net asset value per share ($427,368,188 ÷ 33,760,514 shares outstanding), no par value, unlimited shares authorized	$12.66
Offering price per share	$12.66
Redemption proceeds per share	$12.66
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2022

Investment Income:
Interest		$28,585,657
Dividends (net of foreign tax withheld of $196,939)		18,624,792
TOTAL INCOME		47,210,449
Expenses:
Investment adviser fee (Note 5)	$10,257,238
Administrative fee (Note 5)	1,240,291
Custodian fees	60,637
Transfer agent fees	995,497
Directors’/Trustees’ fees (Note 5)	10,315
Auditing fees	29,300
Legal fees	10,749
Distribution services fee (Note 5)	1,338,921
Other service fees (Notes 2 and 5)	2,768,557
Portfolio accounting fees	247,944
Share registration costs	117,623
Printing and postage	47,370
Miscellaneous (Note 5)	33,382
TOTAL EXPENSES	17,157,824
Waiver of investment adviser fee (Note 5)	(1,137,508)
Net expenses		16,020,316
Net investment income		$31,190,133
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	$(9,916,757)
Net realized loss on futures contracts	(1,464,423)
Net realized gain on written options	420,648
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(227,018,386)
Net change in unrealized appreciation of futures contracts	(63,421)
Net change in unrealized depreciation of written options	210,962
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(237,831,377)
Change in net assets resulting from operations	$(206,641,244)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,190,133	$34,112,758
Net realized gain (loss)	(10,960,532)	74,807,230
Net change in unrealized appreciation/depreciation	(226,870,845)	149,701,533
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(206,641,244)	258,621,521
Distributions to Shareholders:
Class A Shares	(31,227,451)	(14,649,033)
Class B Shares	(246,074)	(134,065)
Class C Shares	(7,008,962)	(3,116,204)
Class F Shares	(11,352,543)	(5,743,178)
Institutional Shares	(22,484,789)	(10,591,180)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(72,319,819)	(34,233,660)
Share Transactions:
Proceeds from sale of shares	229,699,083	250,205,789
Net asset value of shares issued to shareholders in payment of distributions declared	67,835,604	31,999,438
Cost of shares redeemed	(304,577,379)	(223,756,288)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,042,692)	58,448,939
Change in net assets	(286,003,755)	282,836,800
Net Assets:
Beginning of period	1,689,216,773	1,406,379,973
End of period	$1,403,213,018	$1,689,216,773
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2022
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.
Class B Shares may be purchased through an exchange from the same share class of another Federated Hermes fund but are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,137,508 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,710,445
Class B Shares	13,725
Class C Shares	432,582
Class F Shares	611,805
TOTAL	$2,768,557
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration, market, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and
Annual Shareholder Report

unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At October 31, 2022, the Fund had no outstanding futures contracts.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,944,712 and $433,041, respectively. This is based on amounts held as of each month end throughout the fiscal year.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Shareholder Report

Additional information on restricted securities held at October 31, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	5/27/2021	$262,304	$196,979
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$260,838	$192,482
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/24/2014	$501,780	$497,003
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/10/2014	$1,502,954	$1,421,550
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,151,929	$1,049,790
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$1,126,046	$906,735
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$4,429,014	$2,752,000
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,073,682	$2,647,732
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/06/2016	$682,702	$625,987
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,043,374	$390,000
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,188,227
Pima County, AZ Industrial Development Authority (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	10/06/2022	$2,000,000	$1,976,143
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,505,574	$1,363,487
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	1/31/2014	$1,994,470	$2,002,932
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	6/9/2021	$2,759,671	$1,803,143
Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to manage security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At October 31, 2022, the Fund had no outstanding purchased or written options contracts.
The average market value of purchased put and call and written put and call options contracts held by the Fund throughout the period was $2,625, $110,370, $308 and $148,742. This is based on amounts held as of each month end throughout the fiscal year.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Equity Contracts	Interest Rate Contracts	Total
Purchased Options[1]	$1,467,754	$—	$1,467,754
Futures Contracts	—	(1,464,423)	(1,464,423)
Written Options	420,648	—	420,648
TOTAL	$1,888,402	$(1,464,423)	$423,979
1
The net realized gain on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Equity Contracts	Interest Rate Contracts	Total
Futures Contracts	$—	$(63,421)	$(63,421)
Written Options	210,962	—	210,962
TOTAL	$210,962	$(63,421)	$147,541
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2022		2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,488,234	$90,791,023	7,756,125	$113,642,315
Shares issued to shareholders in payment of distributions declared	1,992,919	28,476,999	914,383	13,352,909
Shares redeemed	(7,577,291)	(103,361,137)	(5,143,053)	(74,923,258)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	903,862	$15,906,885	3,527,455	$52,071,966

Year Ended October 31	2022		2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,593	$50,412	952	$13,829
Shares issued to shareholders in payment of distributions declared	13,884	201,513	7,829	113,536
Shares redeemed	(253,058)	(3,523,981)	(242,755)	(3,530,062)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(235,581)	$(3,272,056)	(233,974)	$(3,402,697)

Year Ended October 31	2022		2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,050,296	$14,800,059	1,534,433	$22,414,693
Shares issued to shareholders in payment of distributions declared	444,784	6,421,947	195,838	2,844,415
Shares redeemed	(4,055,652)	(55,776,839)	(4,547,058)	(66,389,930)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,560,572)	$(34,554,833)	(2,816,787)	$(41,130,822)

Year Ended October 31	2022		2021
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	551,401	$7,605,861	714,402	$10,480,366
Shares issued to shareholders in payment of distributions declared	788,909	11,287,048	391,022	5,704,617
Shares redeemed	(2,142,341)	(29,145,646)	(1,602,400)	(23,317,871)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(802,031)	$(10,252,737)	(496,976)	$(7,132,888)
Annual Shareholder Report

Year Ended October 31	2022		2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,379,327	$116,451,728	7,070,161	$103,654,586
Shares issued to shareholders in payment of distributions declared	1,506,072	21,448,097	683,155	9,983,961
Shares redeemed	(8,296,122)	(112,769,776)	(3,838,714)	(55,595,167)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,589,277	$25,130,049	3,914,602	$58,043,380
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,105,045)	$(7,042,692)	3,894,320	$58,448,939
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2022 and 2021, was as follows:
	2022	2021
Tax-exempt income	$19,247,667	$19,368,762
Ordinary income	$12,195,604	$14,864,898
Long-term capital gains	$40,876,548	$—
As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$1,345,056
Undistributed ordinary income	$843,907
Net unrealized appreciation	$51,933,469
Capital loss carryforwards	$(12,607,610)
The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, straddle loss deferrals, defaulted bonds and discount accretion/premium amortization on debt securities.
At October 31, 2022, the cost of investments for federal tax purposes was $1,345,550,714. The net unrealized appreciation of investments for federal tax purposes was $53,028,050. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $134,733,342 and net unrealized depreciation from investments for those securities having an excess of cost over value of $81,705,292.
As of October 31, 2022, the Fund had a capital loss carryforward of $12,607,610 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Shareholder Report

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$12,607,610	$—	$12,607,610
At October 31, 2022, for federal tax purposes, the Fund had $1,030,648 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2022, the Adviser waived $1,137,508 of its fee.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Adviser’s fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2022, the Sub-Adviser earned a fee of $2,348,648.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$41,175
Class C Shares	1,297,746
TOTAL	$1,338,921
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2022, FSC retained $176,682 of fees paid by the Fund. For the year ended October 31, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2022, FSC retained $82,267 in sales charges from the sale of Class A Shares. FSC also retained $1,691, $8,666, $11,405 and $36,833 relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended October 31, 2022, FSSC received $22,621 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2023, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s Class A Shares,
Annual Shareholder Report

Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.74%, 1.74%, 0.99% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2024; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2023, the Fee Limit for the Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares was 1.00%, 1.75%, 1.75%, 1.00% and 0.75%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
For the year ended October 31, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $304,558,434 and $269,200,303, respectively. Net realized loss recognized on these transactions was $(126,825).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2022, were as follows:
Purchases	$997,046,371
Sales	$1,009,296,410
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
Annual Shareholder Report

plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2022, the Fund had no outstanding loans. During the year ended October 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2022, there were no outstanding loans. During the year ended October 31, 2022, the program was not utilized.
9. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

11. SUBSEQUENT EVENT
On November 10, 2022, the Trustees approved a Plan of Conversion for the Class B Shares of the Fund pursuant to which the Class B Shares of the Fund will be converted into the Fund’s existing Class A Shares on or about February 3, 2023, resulting in the closure and termination of the Fund’s Class B Shares.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2022, 61.21% of distributions from net investment income is exempt from federal income tax, other than the federal AMT.
For the fiscal year ended October 31, 2022, 93.44% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2022, 90.05% qualify for the dividend received deduction available to corporate shareholders.
For the year ended October 31, 2022, the amount of long-term capital gains designated by the Fund was $40,876,548.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated hermes Income Securities Trust AND SHAREHOLDERS OF Federated HERMES Muni and Stock Advantage Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Muni and Stock Advantage Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$947.80	$4.91
Class B Shares	$1,000	$944.20	$8.58
Class C Shares	$1,000	$944.20	$8.58
Class F Shares	$1,000	$947.80	$4.91
Institutional Shares	$1,000	$949.00	$3.68
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.16	$5.09
Class B Shares	$1,000	$1,016.38	$8.89
Class C Shares	$1,000	$1,016.38	$8.89
Class F Shares	$1,000	$1,020.16	$5.09
Institutional Shares	$1,000	$1,021.42	$3.82
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	1.00%
Institutional Shares	0.75%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Muni and Stock Advantage Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing
Annual Shareholder Report

a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems
Annual Shareholder Report

relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations
Annual Shareholder Report

furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report

The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Annual Shareholder Report

Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For both the one-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group and the Fund’s performance was at the median of the Performance Peer Group for the three-year period.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Annual Shareholder Report

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Annual Shareholder Report

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of
Annual Shareholder Report

market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through
Annual Shareholder Report

distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Muni and Stock Advantage Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C837
CUSIP 31420C829
CUSIP 31420C811
CUSIP 31420C720
CUSIP 31420C654
31285 (12/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 – $232,410

Fiscal year ended 2021 - $224,046

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $4,000

Fiscal year ended 2021 - $0

Fiscal year ended 2022- Audit consent fee for N-1A financial highlights.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,235 respectively. Fiscal year ended 2021- Audit consent fee for N-14 filing.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $71,430 and $49,999 respectively. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2022 - $245,192

Fiscal year ended 2021 - $107,623

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2022